Operating Segments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	$ 2,637	$ 2,588	$ 2,083
Total long-lived assets	2,058	2,120
United States [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	847	844	659
Total long-lived assets	579	599
Canada [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	44	44	37
Total long-lived assets	18	18
Pacific [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	816	824	632
Total long-lived assets	826	833
Europe [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	813	779	675
Total long-lived assets	628	663
Mexico and brazil [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	117	97	80
Total long-lived assets	$ 7	$ 7